Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortization of contract liabilities
2026	$ (9,024)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$ (69,126)	$ (26,665)